SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Feb. 18, 2020	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 17, 2018 USD ($)	Sep. 14, 2017 USD ($)	Mar. 10, 2017 USD ($)	Jun. 02, 2016 USD ($)
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 7,083				$ 6,409
Issued capital	$ 43,077			$ 43,077	$ 23,989
BFI
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
BFL
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Unsecured Notes Due 2026 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings									$ 500
Annual Rate									4.25%
Unsecured Notes Due 2047 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings						$ 350	$ 550
Annual Rate						4.70%	4.70%
Unsecured Notes Due 2028 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings						$ 650
Annual Rate						3.90%
Unsecured Notes Due 2029 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings						$ 1,000
Annual Rate						4.85%
Unsecured Notes Due 2024 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings								$ 750
Annual Rate								4.00%
Unsecured Notes Due 2050 [Member] | BFI
Disclosure of subsidiaries [line items]
Annual Rate		3.50%
Unsecured Notes Due 2050 [Member] | BFL
Disclosure of subsidiaries [line items]
Annual Rate		60000000000.00%
Preferred shares | BIC
Disclosure of subsidiaries [line items]
Issued capital			$ 42